UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 98.3%
Security	Shares	Value

Australia — 8.7%

Alumina, Ltd.	20,000	$31,648

Amcor, Ltd.	5,650	63,867

AMP, Ltd.	7,605	12,190

APA Group	38,093	258,582

Aristocrat Leisure, Ltd.	4,960	91,307

Asaleo Care, Ltd.(1)	27,800	18,034

Atlas Arteria, Ltd.	10,339	51,055

Atlassian Corp. PLC, Class A(1)	2,300	253,345

Aurizon Holdings, Ltd.	7,700	25,837

AusNet Services	95,565	119,646

Australia and New Zealand Banking Group, Ltd.	6,934	133,026

Australian Pharmaceutical Industries, Ltd.	30,804	31,292

BHP Group, Ltd.	2,861	75,709

Boral, Ltd.	11,300	38,687

Brambles, Ltd.	17,422	148,047

Caltex Australia, Ltd.	4,560	87,439

carsales.com, Ltd.	9,828	93,367

Class, Ltd.	12,536	15,397

Cleanaway Waste Management, Ltd.	36,318	57,673

Coca-Cola Amatil, Ltd.	11,103	68,873

Cochlear, Ltd.	850	112,357

Coles Group, Ltd.(1)	10,096	89,766

Commonwealth Bank of Australia	3,589	188,621

Computershare, Ltd.	10,972	138,030

Crown Resorts, Ltd.	4,819	45,173

CSL, Ltd.	3,230	453,046

Dexus	13,975	123,382

Domino’s Pizza Enterprises, Ltd.	933	28,282

DuluxGroup, Ltd.	5,657	38,890

GPT Group (The)	22,015	89,052

GrainCorp, Ltd., Class A	7,142	45,293

GWA Group, Ltd.	11,241	26,698

Hansen Technologies, Ltd.	14,633	31,078

Harvey Norman Holdings, Ltd.	17,000	49,982

Incitec Pivot, Ltd.	11,120	26,426

Integrated Research, Ltd.	9,777	17,125

IRESS, Ltd.	3,720	37,600

James Hardie Industries PLC CDI	4,004	54,476

JB Hi-Fi, Ltd.	3,464	62,960

Link Administration Holdings, Ltd.	13,718	73,583

Mirvac Group	41,842	83,763

National Australia Bank, Ltd.	4,515	80,615

Navitas, Ltd.	9,965	40,646

Newcrest Mining, Ltd.	2,354	41,584

Security	Shares	Value

Australia (continued)

Nine Entertainment Co. Holdings, Ltd.	48,528	$59,818

Oil Search, Ltd.	19,405	106,270

Orica, Ltd.	4,147	54,372

Qantas Airways, Ltd.	19,011	75,202

Rio Tinto, Ltd.	2,553	172,078

Scentre Group	51,564	139,094

Shopping Centres Australasia Property Group	20,523	37,080

Southern Cross Media Group, Ltd.	63,616	56,510

Spark Infrastructure Group	66,000	105,283

SpeedCast International, Ltd.	16,723	45,741

Star Entertainment Group, Ltd. (The)	18,186	58,231

Sydney Airport	17,791	95,629

Technology One, Ltd.	10,774	66,819

Telstra Corp., Ltd.	119,713	285,138

Transurban Group	15,294	144,825

Vicinity Centres	46,900	84,107

Washington H. Soul Pattinson & Co., Ltd.	4,310	69,904

Wesfarmers, Ltd.	10,096	256,260

Westpac Banking Corp.	8,556	166,212

Woodside Petroleum, Ltd.	12,096	301,550

Woolworths Group, Ltd.	4,098	92,010

		$6,125,582

Austria — 1.2%

ams AG	3,570	$150,698

ANDRITZ AG	758	36,199

CA Immobilien Anlagen AG	1,063	37,288

Erste Group Bank AG	1,664	66,587

EVN AG	2,151	32,182

IMMOFINANZ AG	1,276	32,726

Lenzing AG	182	20,460

Oesterreichische Post AG	1,473	57,362

OMV AG	1,720	92,259

Rhi Magnesita NV	859	55,670

Telekom Austria AG	8,000	59,969

UNIQA Insurance Group AG	2,006	21,378

Verbund AG	2,690	133,578

Wienerberger AG	1,390	31,943

		$828,299

Belgium — 2.2%

Ageas	1,164	$61,512

Anheuser-Busch InBev SA/NV	2,330	207,153

Barco NV	627	111,516

Befimmo SA	1,120	64,192

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Belgium (continued)

Bekaert SA	1,080	$29,559

bpost SA	3,481	41,908

Colruyt SA	478	34,506

D’ieteren SA/NV	637	26,384

Econocom Group SA/NV	10,730	44,764

Elia System Operator SA/NV	938	63,310

Euronav SA	5,526	52,349

Ion Beam Applications(1)	987	17,787

KBC Group NV	1,466	108,830

Proximus SA	4,820	134,994

Retail Estates NV	566	52,837

Solvay SA	1,005	121,178

Telenet Group Holding NV	1,534	81,475

Tessenderlo Group SA(1)	1,340	48,458

UCB SA	2,340	185,981

Warehouses De Pauw CVA	553	82,987

		$1,571,680

Denmark — 2.2%

Carlsberg A/S, Class B	1,415	$182,961

Chr. Hansen Holding A/S	850	86,854

Columbus AS	24,816	49,750

Danske Bank A/S	5,139	91,339

Dfds A/S	623	29,621

DSV A/S	969	89,795

GN Store Nord A/S	950	48,693

ISS A/S	813	25,318

Novo Nordisk A/S, Class B	3,886	190,393

Novozymes A/S, Class B	2,980	139,093

Orsted A/S(2)	3,312	253,998

Pandora A/S	2,868	120,468

Ringkjoebing Landbobank A/S	652	42,113

Rockwool International A/S, Class B	97	25,952

Royal Unibrew A/S	1,034	74,197

Topdanmark A/S	972	52,444

Vestas Wind Systems A/S	658	59,538

		$1,562,527

Finland — 2.0%

Citycon Oyj	2,400	$24,523

DNA Oyj	1,977	47,101

Elisa Oyj	2,351	99,842

Fortum Oyj	6,320	134,050

Huhtamaki Oyj	736	28,145

Kemira Oyj	2,727	38,651

Security	Shares	Value

Finland (continued)

Kesko Oyj, Class B	1,695	$88,140

Kone Oyj, Class B	1,663	91,379

Neste Oyj	6,018	198,911

Nokia Oyj	23,544	123,715

Nordea Bank AB	10,249	80,632

Oriola Oyj, Series B	8,766	22,622

Orion Oyj, Class B	3,174	105,835

Sampo Oyj, Class A	1,342	61,448

Tieto Oyj	956	27,219

Tokmanni Group Corp.	3,676	32,191

UPM-Kymmene Oyj	3,184	89,900

Valmet Oyj	1,377	37,932

Wartsila Oyj Abp	2,646	42,369

		$1,374,605

France — 9.2%

Air Liquide SA	4,380	$582,679

Airbus SE	1,329	181,979

Altarea SCA	208	43,945

Alten SA	634	69,240

Altran Technologies SA	4,941	64,418

Atos SE	1,046	107,854

AXA SA	8,332	222,186

Carrefour SA	5,220	101,738

Cie Generale des Etablissements Michelin SCA	484	62,586

CNP Assurances	2,759	65,170

Covivio(3)	447	48,704

Covivio(3)	1,309	141,673

Credit Agricole SA	5,930	81,431

Dassault Systemes SE	1,540	243,879

Devoteam SA	244	28,606

Engie SA	22,570	334,995

EssilorLuxottica SA	1,642	200,059

Eutelsat Communications SA	985	17,802

Gecina SA	1,055	157,632

Getlink SE	2,197	35,363

Hermes International	100	70,357

Ingenico Group SA	754	63,638

L’Oreal SA	1,130	310,809

Lagardere SCA	1,361	37,068

Legrand SA	560	41,190

LVMH Moet Hennessy Louis Vuitton SE	650	255,201

Neopost SA	1,050	25,755

Orange SA	31,518	492,581

Pernod-Ricard SA	1,164	202,963

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)

Peugeot SA	1,588	$41,635

Renault SA	569	38,821

Rubis SCA	846	46,403

Safran SA	819	119,378

Sanofi	5,890	513,898

SCOR SE	1,284	52,419

Societe BIC SA	422	36,354

Societe Generale SA	3,005	95,293

Suez	5,207	73,189

Talend SA ADR(1)	500	24,790

Teleperformance	177	34,026

Thales SA	600	71,686

Total SA	9,623	534,950

Unibail-Rodamco-Westfield	1,203	206,926

Veolia Environnement SA	5,261	124,436

Vinci SA	1,159	117,055

		$6,422,760

Germany — 9.1%

adidas AG	579	$149,143

Allianz SE	1,913	462,399

alstria office REIT AG	5,110	80,231

BASF SE	3,829	312,603

Bayerische Motoren Werke AG	1,291	110,133

Bechtle AG	400	41,179

Beiersdorf AG	2,259	247,182

Brenntag AG	1,027	55,420

Continental AG	589	97,710

Covestro AG(2)	1,484	81,542

Delivery Hero SE(1)(2)	754	34,759

Deutsche Boerse AG	570	76,165

Deutsche Lufthansa AG	975	23,589

Deutsche Post AG	3,135	108,974

Deutsche Telekom AG	29,991	502,496

Deutsche Wohnen SE	4,814	216,849

Dialog Semiconductor PLC(1)	1,816	70,650

Evonik Industries AG	928	27,703

Fresenius Medical Care AG & Co. KGaA	1,285	108,304

Fresenius SE & Co. KGaA	2,385	135,623

GEA Group AG	1,196	33,509

Gerresheimer AG	1,197	90,185

Grand City Properties SA	4,854	114,380

HeidelbergCement AG	1,361	110,132

Henkel AG & Co. KGaA	2,341	223,235

Hugo Boss AG	915	63,935

Security	Shares	Value

Germany (continued)

Innogy SE(2)	3,825	$177,591

KWS Saat SE	425	28,836

LEG Immobilien AG	1,088	126,947

Merck KGaA	988	105,311

Metro AG	7,704	130,903

MTU Aero Engines AG	316	74,554

Muenchener Rueckversicherungs-Gesellschaft AG	660	164,244

Nemetschek SE	338	62,530

ProSiebenSat.1 Media SE	1,883	29,767

Puma SE	133	82,377

Rheinmetall AG	332	38,256

RWE AG	9,895	253,807

RWE AG, PFC Shares	1,810	46,260

SAP SE	3,975	512,410

Sartorius AG, PFC Shares	212	38,924

Siemens AG	2,649	317,621

Siemens Healthineers AG(2)	2,235	95,667

Software AG	800	30,531

Symrise AG	907	87,301

Telefonica Deutschland Holding AG(2)	8,948	29,057

TLG Immobilien AG	3,290	96,926

TUI AG	2,680	29,843

Uniper SE	5,829	176,872

Zalando SE(1)(2)	1,826	86,053

		$6,400,618

Hong Kong — 4.5%

AIA Group, Ltd.	31,200	$319,470

Alibaba Health Information Technology, Ltd.(1)	56,000	67,075

ASM Pacific Technology, Ltd.	7,800	90,472

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	15,000	28,434

BOC Hong Kong Holdings, Ltd.	7,000	31,375

CK Asset Holdings, Ltd.	10,000	80,405

CK Hutchison Holdings, Ltd.	6,000	63,084

CLP Holdings, Ltd.	18,000	204,294

Esprit Holdings, Ltd.(1)	109,900	22,307

First Pacific Co., Ltd.	106,000	43,963

Galaxy Entertainment Group, Ltd.	20,000	149,785

Global Cord Blood Corp.	5,000	33,700

Hang Lung Group, Ltd.	6,000	17,894

Hang Lung Properties, Ltd.	14,000	32,952

Hang Seng Bank, Ltd.	3,700	97,212

Henderson Land Development Co., Ltd.	6,600	40,677

HK Electric Investments & HK Electric Investments, Ltd.	34,000	33,318

HKBN, Ltd.	35,000	62,679

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)

HKT Trust and HKT, Ltd.	62,000	$96,125

Hong Kong & China Gas Co., Ltd.	84,700	202,201

Hongkong Land Holdings, Ltd.	8,100	56,553

Hutchison Telecommunications Hong Kong Holdings, Ltd.	66,000	27,953

Hysan Development Co., Ltd.	7,000	39,233

Jardine Matheson Holdings, Ltd.	2,400	157,992

Jardine Strategic Holdings, Ltd.	1,800	68,093

Kerry Properties, Ltd.	10,000	42,804

Li & Fung, Ltd.	80,000	13,292

Link REIT	9,000	105,156

Luk Fook Holdings International, Ltd.	8,000	28,664

Mega Expo Holdings, Ltd.	80,000	45,206

Melco Resorts & Entertainment, Ltd. ADR	2,100	52,710

MGM China Holdings, Ltd.	17,200	35,507

MTR Corp., Ltd.	12,500	74,468

Nexteer Automotive Group, Ltd.	19,000	29,793

NWS Holdings, Ltd.	25,000	51,988

PCCW, Ltd.	105,000	63,313

Shangri-La Asia, Ltd.	22,000	31,191

SmarTone Telecommunication Holdings, Ltd.	19,000	19,802

Swire Pacific, Ltd., Class A	4,000	50,654

Techtronic Industries Co., Ltd.	14,500	104,929

Town Health International Medical Group, Ltd.(1)(4)	266,000	11,698

Vitasoy International Holdings, Ltd.	38,000	191,337

VTech Holdings, Ltd.	7,100	64,871

Wharf Real Estate Investment Co., Ltd.	5,000	38,321

Yuan Heng Gas Holdings, Ltd.(1)	280,000	20,729

Yue Yuen Industrial Holdings, Ltd.	10,500	33,915

		$3,177,594

Ireland — 2.3%

Bank of Ireland Group PLC	28,763	$183,868

Cairn Homes PLC(1)	18,600	26,754

CRH PLC	6,262	210,658

Dalata Hotel Group PLC	6,009	39,707

Glanbia PLC	1,979	36,397

Grafton Group PLC	9,729	112,131

Hibernia REIT PLC	44,450	71,296

ICON PLC(1)	1,212	165,535

Irish Residential Properties REIT PLC	42,500	75,275

Kerry Group PLC, Class A	1,947	218,081

Kingspan Group PLC	3,244	170,550

Paddy Power Betfair PLC	1,971	165,277

Smurfit Kappa Group PLC	1,300	38,122

UDG Healthcare PLC	8,000	68,679

		$1,582,330

Security	Shares	Value

Israel — 2.1%

Airport City, Ltd.(1)	2,500	$41,515

Amot Investments, Ltd.	5,499	32,420

Bank Leumi Le-Israel B.M.	9,550	65,398

Bezeq The Israeli Telecommunication Corp., Ltd.	163,729	112,002

Check Point Software Technologies, Ltd.(1)	585	70,645

Delek Automotive Systems, Ltd.	4,964	22,360

Delta-Galil Industries, Ltd.	2,301	69,508

Elbit Systems, Ltd.	1,014	141,351

Electra, Ltd.	173	47,382

First International Bank of Israel, Ltd.(1)	1,152	28,951

Israel Chemicals, Ltd.	23,646	125,555

Israel Discount Bank, Ltd., Series A	10,120	39,505

Kenon Holdings, Ltd.	2,504	49,157

Melisron, Ltd.	729	36,841

Mizrahi Tefahot Bank, Ltd.	1,469	31,800

Nice, Ltd.(1)	490	67,500

Oil Refineries, Ltd.(1)	139,185	68,374

Paz Oil Co., Ltd.	650	94,760

Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,044	54,556

Reit 1, Ltd.	7,407	33,700

Sella Capital Real Estate, Ltd.	15,640	30,346

Strauss Group, Ltd.	2,228	56,834

Teva Pharmaceutical Industries, Ltd. ADR(1)	8,917	135,717

		$1,456,177

Italy — 4.5%

Amplifon SpA	6,413	$123,373

Assicurazioni Generali SpA	4,184	81,178

Atlantia SpA	4,194	114,499

Autogrill SpA	2,584	25,111

Bio-On SpA(1)	750	46,466

Brembo SpA	2,325	30,584

Cementir Holding SpA	6,913	50,200

COSMO Pharmaceuticals NV(1)	417	39,338

Davide Campari-Milano SpA	18,866	190,320

De’Longhi SpA	1,200	30,759

DiaSorin SpA	977	95,509

Enav SpA(2)	5,849	31,941

Enel SpA	38,800	245,688

ENI SpA	14,674	250,062

Ferrari NV	868	117,728

FinecoBank Banca Fineco SpA	4,241	55,862

IMA Industria Macchine Automatiche SpA	484	38,060

Infrastrutture Wireless Italiane SpA(2)	25,801	213,864

International Game Technology PLC	1,216	17,790

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy (continued)

Interpump Group SpA	778	$29,256

Intesa Sanpaolo SpA	54,086	141,706

Italgas SpA	7,381	46,105

Italmobiliare SpA	1,360	30,280

Leonardo SpA	4,673	54,042

Mediobanca Banca di Credito Finanziario SpA	2,651	28,099

Moncler SpA	1,030	42,348

Pirelli & C SpA(1)(2)	4,416	32,283

Poste Italiane SpA(2)	5,564	59,465

Prada SpA	6,900	19,408

Prysmian SpA	2,843	54,894

Reply SpA	996	64,923

Saras SpA	14,538	25,974

Snam SpA	16,332	83,144

STMicroelectronics NV	18,358	338,038

Telecom Italia SpA(1)	309,776	173,405

Terna Rete Elettrica Nazionale SpA	12,961	77,755

Unione di Banche Italiane SpA	9,342	29,165

UnipolSai Assicurazioni SpA	10,716	29,364

		$3,157,986

Japan — 12.7%

Activia Properties, Inc.	6	$25,077

Aeon Co., Ltd.	2,700	49,914

Aeon Mall Co., Ltd.	1,800	27,635

Air Water, Inc.	2,000	30,507

Aisin Seiki Co., Ltd.	1,000	38,685

Ajinomoto Co., Inc.	2,100	33,977

ANA Holdings, Inc.	1,100	38,496

Asahi Intecc Co., Ltd.	1,000	50,659

Asahi Kasei Corp.	6,000	61,838

Astellas Pharma, Inc.	5,600	75,846

Bandai Namco Holdings, Inc.	1,300	62,323

Bridgestone Corp.	900	35,703

Canon, Inc.	3,000	83,244

Central Japan Railway Co.	200	43,008

Chubu Electric Power Co., Inc.	6,200	90,157

Chugai Pharmaceutical Co., Ltd.	1,500	95,125

Chugoku Electric Power Co., Inc. (The)	4,500	53,728

Citizen Watch Co., Ltd.	8,200	46,233

Daicel Corp.	3,400	38,143

Daido Steel Co., Ltd.	700	28,560

Daiichi Sankyo Co., Ltd.	1,700	84,056

Daikin Industries, Ltd.	500	63,660

Daito Trust Construction Co., Ltd.	400	53,561

Security	Shares	Value

Japan (continued)

Daiwa House REIT Investment Corp.	23	$52,814

Daiwa Securities Group, Inc.	7,000	32,584

Dentsu, Inc.	1,000	40,920

East Japan Railway Co.	600	56,545

Eisai Co., Ltd.	1,500	87,346

FamilyMart UNY Holdings Co., Ltd.	2,000	53,333

Frontier Real Estate Investment Corp.	8	33,278

FUJIFILM Holdings Corp.	1,700	79,418

GLP J-REIT	28	30,129

Gunma Bank, Ltd. (The)	5,000	19,828

Hankyu Hanshin Holdings, Inc.	1,000	37,387

Hirose Electric Co., Ltd.	315	36,508

Hisamitsu Pharmaceutical Co., Inc.	400	17,014

Hulic Co., Ltd.	4,000	34,509

Idemitsu Kosan Co., Ltd.	3,994	129,773

Inpex Corp.	6,900	67,129

ITOCHU Corp.	3,300	59,543

Japan Airlines Co., Ltd.	900	29,352

Japan Exchange Group, Inc.	2,100	34,292

Japan Hotel REIT Investment Corp.	63	51,275

Japan Post Bank Co., Ltd.	2,100	23,122

Japan Post Holdings Co., Ltd.	5,300	59,358

Japan Prime Realty Investment Corp.	11	43,980

Japan Real Estate Investment Corp.	11	60,975

Japan Retail Fund Investment Corp.	31	59,236

Japan Tobacco, Inc.	3,200	73,944

JFE Holdings, Inc.	2,000	34,416

JXTG Holdings, Inc.	31,100	151,307

Kajima Corp.	2,000	29,684

Kakaku.com, Inc.	1,900	39,145

Kamigumi Co., Ltd.	1,500	35,833

Kao Corp.	1,200	92,637

KDDI Corp.	13,200	304,228

Kenedix Office Investment Corp.	6	40,140

Keyence Corp.	300	187,438

Kintetsu Group Holdings Co., Ltd.	800	35,559

Konica Minolta, Inc.	2,800	28,117

Kuraray Co., Ltd.	2,500	33,589

KYORIN Holdings, Inc.	1,400	26,309

Kyushu Electric Power Co., Inc.	4,800	46,484

Lawson, Inc.	300	14,007

Leopalace21 Corp.(1)	4,200	7,115

Lion Corp.	2,100	43,227

M3, Inc.	2,400	42,844

Makita Corp.	1,000	36,483

Marubeni Corp.	7,000	50,159

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Maruichi Steel Tube, Ltd.	1,200	$33,176

Megmilk Snow Brand Co., Ltd.	1,400	31,026

MEIJI Holdings Co., Ltd.	500	39,413

Mitsubishi Chemical Holdings Corp.	5,000	35,648

Mitsubishi Corp.	1,300	35,812

Mitsubishi Motors Corp.	6,600	37,063

Mitsubishi UFJ Financial Group, Inc.	32,000	158,769

Mitsui & Co., Ltd.	3,900	63,081

Mizuho Financial Group, Inc.	67,300	105,104

Mori Hills REIT Investment Corp.	25	33,308

MS&AD Insurance Group Holdings, Inc.	1,800	55,951

Murata Manufacturing Co., Ltd.	1,500	75,320

NEC Corp.	1,500	50,660

NH Foods, Ltd.	1,000	40,301

Nikon Corp.	1,500	20,919

Nintendo Co., Ltd.	300	103,325

Nippon Accommodations Fund, Inc.	8	40,879

Nippon Building Fund, Inc.	11	70,833

Nippon Paint Holdings Co., Ltd.	1,200	45,703

Nippon Prologis REIT, Inc.	26	55,834

Nippon Shokubai Co., Ltd.	600	41,740

Nippon Steel Corp.	4,500	80,491

Nippon Telegraph & Telephone Corp.	3,400	141,469

Nissan Chemical Corp.	900	40,096

Nissan Motor Co., Ltd.	4,100	32,915

Nissin Foods Holdings Co., Ltd.	400	26,473

Nitori Holdings Co., Ltd.	400	47,721

Nitto Denko Corp.	1,200	64,881

Nomura Real Estate Master Fund, Inc.	43	63,005

Nomura Research Institute, Ltd.	1,200	58,739

NTT Data Corp.	4,400	51,308

NTT DoCoMo, Inc.	12,000	260,587

Obic Co., Ltd.	300	34,829

Oji Holdings Corp.	4,300	25,802

Okinawa Electric Power Co., Inc. (The)	2,612	43,161

Olympus Corp.	3,200	35,916

Omron Corp.	1,300	69,828

Ono Pharmaceutical Co., Ltd.	2,500	46,963

Oriental Land Co., Ltd.	700	77,426

Orix JREIT, Inc.	34	59,694

Osaka Gas Co., Ltd.	6,100	112,843

Otsuka Holdings Co., Ltd.	1,800	64,349

Pan Pacific International Holdings Corp.	500	32,222

Rakuten, Inc.	3,000	33,563

Recruit Holdings Co., Ltd.	2,300	69,262

Ricoh Co., Ltd.	4,000	40,468

Security	Shares	Value

Japan (continued)

Rinnai Corp.	600	$40,478

Seiko Epson Corp.	1,700	27,266

Sekisui House, Ltd.	2,000	32,247

Seven & i Holdings Co., Ltd.	2,200	76,136

Shimadzu Corp.	1,200	32,188

Shimano, Inc.	300	44,095

Shionogi & Co., Ltd.	1,100	64,254

Shiseido Co., Ltd.	1,200	94,390

Sompo Holdings, Inc.	1,600	60,389

Sony Corp.	1,600	80,589

Subaru Corp.	1,100	26,955

Sumitomo Corp.	1,600	22,933

Sumitomo Mitsui Financial Group, Inc.	3,500	127,212

Sumitomo Mitsui Trust Holdings, Inc.	1,500	52,337

Suntory Beverage & Food, Ltd.	900	39,797

Suzuki Motor Corp.	1,000	45,634

T&D Holdings, Inc.	2,400	25,995

Taiheiyo Cement Corp.	1,500	48,373

Taisho Pharmaceutical Holdings Co., Ltd.	600	55,500

Takeda Pharmaceutical Co., Ltd.	2,400	88,564

TEIJIN, Ltd.	1,400	24,083

Toho Gas Co., Ltd.	1,500	61,845

Tohoku Electric Power Co., Inc.	6,300	72,118

Tokio Marine Holdings, Inc.	2,200	111,464

Tokyo Gas Co., Ltd.	3,800	96,680

Tokyu Corp.	2,000	32,651

Toppan Printing Co., Ltd.	2,000	32,462

Toray Industries, Inc.	9,300	63,641

Toshiba Corp.	1,800	59,979

Tosoh Corp.	2,500	40,309

Toyo Ink SC Holdings Co., Ltd.	1,400	33,546

Toyo Suisan Kaisha, Ltd.	1,000	38,184

Toyobo Co., Ltd.	1,800	23,487

Toyota Motor Corp.	3,200	198,113

Trend Micro, Inc.	600	29,995

Ube Industries, Ltd.	1,100	23,535

Unicharm Corp.	1,500	49,503

United Urban Investment Corp.	36	57,476

West Japan Railway Co.	400	29,750

Yahoo! Japan Corp.	11,200	29,898

Yakult Honsha Co., Ltd.	600	40,965

Yamato Holdings Co., Ltd.	2,000	43,447

Yamato Kogyo Co., Ltd.	1,000	27,765

Yamazaki Baking Co., Ltd.	2,000	29,794

		$8,916,346

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Netherlands — 4.4%

ABN AMRO Group NV(2)	1,800	$42,394

Accell Group	1,483	42,284

AerCap Holdings NV(1)	1,200	59,568

Akzo Nobel NV	2,765	234,930

ASM International NV	820	55,907

ASML Holding NV	2,086	435,579

ASR Nederland NV	1,620	72,080

Cimpress NV(1)	241	21,786

Corbion NV	2,072	66,283

Eurocommercial Properties NV	1,255	36,416

GrandVision NV(2)	1,280	28,805

IMCD NV	840	67,918

ING Groep NV	19,984	254,996

InterXion Holding NV(1)	1,208	83,582

Koninklijke Ahold Delhaize NV	9,355	225,470

Koninklijke KPN NV	47,300	145,370

Koninklijke Philips NV	6,477	278,147

Koninklijke Vopak NV	1,452	64,836

NN Group NV	1,302	56,819

NXP Semiconductors NV	500	52,810

QIAGEN NV(1)	1,735	67,181

Signify NV(2)	769	23,077

TKH Group NV	800	43,042

Unilever NV	8,484	513,321

Wolters Kluwer NV	2,003	139,804

		$3,112,405

New Zealand — 1.1%

A2 Milk Co., Ltd.(1)	10,259	$115,328

Air New Zealand, Ltd.	10,500	18,803

Auckland International Airport, Ltd.	12,240	65,162

Contact Energy, Ltd.	9,580	43,009

Fisher & Paykel Healthcare Corp., Ltd.	3,630	38,401

Fletcher Building, Ltd.	21,151	72,872

Goodman Property Trust	27,739	32,045

Kiwi Property Group, Ltd.	28,800	29,645

Mercury NZ, Ltd.	13,643	33,736

Precinct Properties New Zealand, Ltd.	27,851	29,774

Pushpay Holdings, Ltd.(1)	12,186	30,794

Restaurant Brands New Zealand, Ltd.	1,138	6,469

SKYCITY Entertainment Group, Ltd.	9,440	25,725

Spark New Zealand, Ltd.	19,416	47,641

Summerset Group Holdings, Ltd.	7,300	27,364

Xero, Ltd.(1)	1,765	67,886

Z Energy, Ltd.	13,924	58,873

		$743,527

Security	Shares	Value

Norway — 2.2%

Atea ASA	6,274	$89,689

Austevoll Seafood ASA	4,763	55,488

Borregaard ASA	5,977	60,678

DNB ASA	6,391	122,894

Entra ASA(2)	6,540	94,925

Equinor ASA	7,438	165,805

Europris ASA(2)	9,810	30,656

Gjensidige Forsikring ASA	1,701	33,078

Golar LNG, Ltd.	1,000	19,540

Kongsberg Automotive ASA(1)	23,898	21,950

Kongsberg Gruppen ASA	1,873	27,152

Mowi ASA(1)	4,027	87,368

Nordic Nanovector ASA(1)	2,000	10,677

Salmar ASA	1,386	63,042

Scatec Solar ASA(2)	3,300	31,347

SpareBank 1 SMN	3,485	37,806

Telenor ASA	11,588	232,940

Tomra Systems ASA	4,059	122,454

Veidekke ASA	5,744	64,274

Wallenius Wilhelmsen ASA	7,664	27,216

Yara International ASA	3,318	150,020

		$1,548,999

Portugal — 1.1%

Altri SGPS SA	5,303	$41,577

Banco Comercial Portugues SA(1)	332,057	93,206

Corticeira Amorim SGPS SA	2,318	27,934

CTT-Correios de Portugal SA	18,519	52,515

EDP Renovaveis SA	2,527	25,128

EDP-Energias de Portugal SA	23,100	87,657

Galp Energia SGPS SA, Class B	7,678	128,731

Jeronimo Martins SGPS SA	7,890	128,596

NOS SGPS SA	22,214	149,297

Semapa-Sociedade de Investimento e Gestao	1,523	24,988

		$759,629

Singapore — 2.2%

Ascendas Real Estate Investment Trust	23,500	$51,911

BOC Aviation, Ltd.(2)	5,700	48,994

CapitaLand Commercial Trust, Ltd.	20,500	29,288

CapitaLand Mall Trust	15,800	28,133

ComfortDelGro Corp., Ltd.	14,100	27,928

DBS Group Holdings, Ltd.	5,300	110,216

Ezion Holdings, Ltd.(1)(4)	160,000	4,047

First Resources, Ltd.	21,600	29,058

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Singapore (continued)

Flex, Ltd.(1)	11,557	$127,589

Genting Singapore, Ltd.	146,700	106,375

Jardine Cycle & Carriage, Ltd.	2,600	67,939

Keppel Infrastructure Trust	106,657	37,250

Mapletree Industrial Trust	17,200	26,073

Mapletree Logistics Trust	30,900	33,674

Raffles Medical Group, Ltd.	38,400	30,498

Sheng Siong Group, Ltd.	43,800	33,177

Singapore Airlines, Ltd.	4,000	28,501

Singapore Airport Terminal Services, Ltd.	7,300	28,076

Singapore Exchange, Ltd.	7,000	38,008

Singapore Post, Ltd.	26,100	19,952

Singapore Technologies Engineering, Ltd.	19,500	56,823

Singapore Telecommunications, Ltd.	95,100	221,854

Suntec Real Estate Investment Trust	27,000	36,725

United Overseas Bank, Ltd.	4,500	92,153

Venture Corp., Ltd.	5,900	73,993

Wilmar International, Ltd.	60,800	162,603

		$1,550,838

Spain — 4.0%

Aena SME SA(2)	685	$127,182

Almirall SA	2,800	45,184

Amadeus IT Group SA	4,056	323,250

Banco Bilbao Vizcaya Argentaria SA	14,580	88,659

Banco de Sabadell SA	40,257	46,873

Bankia SA	9,179	25,423

Bankinter SA	3,250	25,978

CaixaBank SA	13,396	42,700

Cellnex Telecom SA(2)	1,600	49,287

Cia de Distribucion Integral Logista Holdings SA	1,300	30,842

Ebro Foods SA	2,380	50,237

Enagas SA	2,600	74,166

Ence Energia y Celulosa SA	5,468	29,463

Endesa SA	1,800	44,907

Ercros SA	10,000	34,134

Ferrovial SA	1,591	39,233

Fluidra SA(1)	2,723	29,790

Grifols SA	5,371	149,267

Grifols SA ADR	5,800	111,012

Iberdrola SA	24,971	226,921

Industria de Diseno Textil SA	9,271	280,713

Lar Espana Real Estate Socimi SA	5,104	40,053

Merlin Properties Socimi SA	15,440	210,609

NH Hotel Group SA	4,264	23,115

Security	Shares	Value

Spain (continued)

Prosegur Cash SA(2)	10,000	$21,505

Prosegur Cia de Seguridad SA	4,500	23,416

Red Electrica Corp. SA	1,244	25,818

Repsol SA	13,377	226,990

Siemens Gamesa Renewable Energy SA	3,710	66,633

Telefonica SA	28,419	236,939

Tubacex SA	12,500	38,855

		$2,789,154

Sweden — 4.4%

Alfa Laval AB	2,000	$46,423

Arjo AB, Class B	4,020	14,923

Assa Abloy AB, Class B	2,883	61,631

Attendo AB(2)	5,579	30,400

BillerudKorsnas AB	5,767	78,396

BioGaia AB, Class B	921	44,678

Bonava AB, Class B	2,000	25,469

Castellum AB	6,400	115,068

Dometic Group AB(2)	3,500	31,975

Elekta AB, Class B	13,663	162,056

Epiroc AB, Class A(1)	2,897	29,948

Epiroc AB, Class B(1)	2,729	27,006

Essity Aktiebolag, Class B	7,154	212,123

Fabege AB	7,085	98,408

Granges AB	4,911	53,321

Hennes & Mauritz AB, Class B	8,337	145,472

Hexagon AB, Class B	1,254	68,509

Hexpol AB	5,839	45,609

Holmen AB, Class B	2,532	53,248

Hufvudstaden AB, Class A	4,938	82,283

Husqvarna AB, Class B	3,790	34,604

Kungsleden AB	6,500	49,388

Lundin Petroleum AB	4,713	153,484

Modern Times Group MTG AB, Class B	1,265	16,344

Mycronic AB	2,681	37,640

NetEnt AB	6,918	21,987

Nibe Industrier AB, Class B	2,889	38,842

Nordic Entertainment Group AB Class B(1)	1,265	32,234

Pandox AB	1,500	25,740

Sandvik AB	2,777	51,426

Securitas AB, Class B	1,900	33,224

Skandinaviska Enskilda Banken AB, Class A	10,460	99,868

Skanska AB, Class B	1,238	21,559

Svenska Cellulosa AB SCA, Class B	9,048	78,988

Svenska Handelsbanken AB, Class A	9,558	104,403

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sweden (continued)

Swedbank AB, Class A	4,442	$72,579

Swedish Match AB	2,446	119,266

Swedish Orphan Biovitrum AB(1)	1,563	28,520

Tele2 AB, Class B	4,040	53,972

Telefonaktiebolaget LM Ericsson, Class B	27,249	269,552

Telia Co. AB	50,998	217,278

Thule Group AB(2)	1,481	34,501

Trelleborg AB, Class B	1,700	28,116

		$3,050,461

Switzerland — 8.8%

Adecco Group AG	1,216	$69,863

Alcon, Inc.(1)	962	55,400

Allreal Holding AG	417	66,542

ALSO Holding AG	375	47,059

Ascom Holding AG	1,636	22,322

Baloise Holding AG	396	67,891

Banque Cantonale Vaudoise	57	45,006

Belimo Holding AG	7	36,775

BKW AG	600	38,255

Cembra Money Bank AG	670	62,224

Clariant AG	6,883	141,614

Comet Holding AG	287	28,531

Compagnie Financiere Richemont SA, Class A	8,503	621,589

Daetwyler Holding AG, Bearer Shares	260	40,315

DKSH Holding AG	352	21,616

dormakaba Holding AG	30	22,662

Emmi AG	57	50,288

Ems-Chemie Holding AG	243	147,158

Flughafen Zurich AG	187	30,827

Forbo Holding AG	69	110,853

Geberit AG	233	97,699

Georg Fischer AG	32	31,122

Givaudan SA	117	302,949

Helvetia Holding AG	85	54,015

Inficon Holding AG	86	48,355

Intershop Holding AG	78	38,223

Julius Baer Group, Ltd.	1,336	64,535

Komax Holding AG	194	44,538

Kuehne & Nagel International AG	464	67,444

Landis+Gyr Group AG	1,111	77,742

Mobilezone Holding AG	4,644	42,333

Mobimo Holding AG	275	63,412

Nestle SA	8,426	811,235

Novartis AG	4,810	394,132

Security	Shares	Value

Switzerland (continued)

Panalpina Welttransport Holding AG	330	$70,744

Partners Group Holding AG	131	98,809

PSP Swiss Property AG	1,056	107,752

Roche Holding AG PC	1,423	375,477

Schindler Holding AG	219	46,560

Schindler Holding AG PC	257	55,544

Schweiter Technologies AG, Bearer Shares	26	25,259

SFS Group AG	327	30,202

SGS SA	46	121,373

Sika AG	1,945	298,017

Sulzer AG	480	50,652

Sunrise Communications Group AG(2)	344	22,842

Swiss Life Holding AG	201	94,496

Swiss Re AG	1,248	120,155

Swisscom AG	487	226,920

Temenos AG	1,415	235,382

Valiant Holding AG	270	30,278

Valora Holding AG	245	62,360

Zehnder Group AG	691	23,788

Zurich Insurance Group AG	683	217,718

		$6,178,852

United Kingdom — 9.4%

Antofagasta PLC	2,458	$29,220

Assura PLC	34,782	27,060

AstraZeneca PLC	3,743	278,853

Auto Trader Group PLC(2)	7,214	53,328

Aveva Group PLC	886	38,712

Aviva PLC	5,903	33,152

Babcock International Group PLC	3,446	23,656

BAE Systems PLC	8,600	55,275

Barratt Developments PLC	3,866	30,413

Berkeley Group Holdings PLC	552	27,079

BHP Group PLC	5,162	121,847

Big Yellow Group PLC	2,400	32,633

BP PLC	31,208	226,935

British American Tobacco PLC	4,022	157,457

BT Group PLC	35,867	107,028

Bunzl PLC	1,400	42,226

Burberry Group PLC	1,413	37,242

Cairn Energy PLC(1)	15,590	34,782

Carnival PLC	457	24,228

Centrica PLC	40,776	56,685

Cineworld Group PLC	12,376	51,357

Coca-Cola European Partners PLC	4,700	251,873

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)

Compass Group PLC	5,483	$124,759

Cranswick PLC	994	37,612

Croda International PLC	463	31,344

Derwent London PLC	1,020	42,216

Direct Line Insurance Group PLC	5,000	21,515

Electrocomponents PLC	6,322	53,309

Elementis PLC	6,330	13,457

Essentra PLC	5,799	31,982

Experian PLC	2,631	76,586

F&C Commercial Property Trust, Ltd.	14,249	22,859

Ferguson PLC	689	49,033

Fresnillo PLC	2,137	20,930

GlaxoSmithKline PLC	12,020	246,929

Great Portland Estates PLC	4,065	40,060

Halma PLC	4,420	104,001

Hammerson PLC	11,181	47,042

Howden Joinery Group PLC	5,263	34,951

HSBC Holdings PLC	24,670	214,949

Imperial Brands PLC	1,796	57,145

Informa PLC	6,492	66,011

Inmarsat PLC	10,117	72,122

Intertek Group PLC	543	37,979

Johnson Matthey PLC	1,560	68,054

Kcom Group PLC	18,722	23,893

Kingfisher PLC	14,750	50,861

Land Securities Group PLC	6,288	75,783

Legal & General Group PLC	20,937	76,138

Lloyds Banking Group PLC	117,231	95,876

London Stock Exchange Group PLC	511	33,503

LondonMetric Property PLC	32,609	86,072

Merlin Entertainments PLC(2)	8,625	41,246

Micro Focus International PLC	4,998	126,682

Mimecast, Ltd.(1)	800	41,208

Mondi PLC	1,350	29,667

Moneysupermarket.com Group PLC	13,551	64,366

National Grid PLC	30,876	338,275

NCC Group PLC	10,809	24,619

Next PLC	582	43,821

Paragon Banking Group PLC	4,937	29,569

Pearson PLC	5,912	64,044

Persimmon PLC	1,061	30,995

Phoenix Group Holdings PLC	2,631	24,869

Playtech PLC	4,633	26,493

QinetiQ Group PLC	8,311	32,741

Reckitt Benckiser Group PLC	1,112	89,968

RELX PLC	5,362	123,195

Security	Shares	Value

United Kingdom (continued)

Rentokil Initial PLC	5,526	$28,162

Rightmove PLC	13,046	92,250

Rio Tinto PLC	2,924	170,583

Rolls-Royce Holdings PLC	6,692	80,140

Rolls-Royce Holdings PLC, C Shares	475,132	620

Royal Dutch Shell PLC, Class A	7,981	254,286

Royal Mail PLC	6,900	22,767

RPC Group PLC	3,999	41,217

RSA Insurance Group PLC	4,203	29,796

Safestore Holdings PLC	3,803	31,961

Segro PLC	8,635	76,511

Severn Trent PLC	3,397	90,423

Shaftesbury PLC	2,131	23,886

Smith & Nephew PLC	3,742	72,342

Spectris PLC	1,521	54,651

St. James’s Place PLC	1,932	28,353

Standard Life Aberdeen PLC	4,707	17,150

Stobart Group, Ltd.	10,700	20,780

TalkTalk Telecom Group PLC	20,733	33,592

Tate & Lyle PLC	7,007	70,230

Taylor Wimpey PLC	12,334	29,242

Tritax Big Box REIT PLC	37,589	72,909

Unilever PLC	2,083	126,261

UNITE Group PLC (The)	2,424	29,793

United Utilities Group PLC	9,445	102,460

Victrex PLC	874	27,801

WH Smith PLC	1,016	27,182

Whitbread PLC	600	34,931

William Hill PLC	6,621	13,909

WM Morrison Supermarkets PLC	8,786	24,764

		$6,558,722

United States — 0.0%(5)

KLA-Tencor Corp.	179	$22,819

		$22,819

Total Common Stocks (identified cost $63,122,470)		$68,891,910

Rights(1) — 0.0%
Security	Shares	Value

BUWOG AG(4)	1,234	$0

Total Rights (identified cost $0)		$0

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Warrants(1) — 0.0%
Security	Shares	Value

Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(6)	207,578	$207,578

Total Short-Term Investments (identified cost $207,565)		$207,578

Total Investments — 98.6% (identified cost $63,330,035)		$69,099,488

Other Assets, Less Liabilities — 1.4%		$1,004,575

Net Assets — 100.0%		$70,104,063

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $1,808,684 or 2.6% of the Portfolio’s net assets.

(3)	Securities are traded on separate exchanges for the same entity.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 7).

(5)	Amount is less than 0.05%.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value

Euro	38.4%	$26,906,194

Japanese Yen	12.7	8,916,346

British Pound Sterling	9.3	6,531,964

Swiss Franc	9.1	6,368,888

Australian Dollar	8.5	5,940,123

Swedish Krona	4.5	3,131,093

Hong Kong Dollar	4.1	2,876,948

United States Dollar	2.9	2,036,235

Danish Krone	2.2	1,562,527

Norwegian Krone	2.2	1,529,459

Singapore Dollar	1.9	1,374,255

Israeli Shekel	1.8	1,249,815

New Zealand Dollar	1.0	675,641

Total Investments	98.6%	$69,099,488

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Industrials	11.0%	$7,731,305

Financials	10.6	7,439,170

Consumer Staples	10.3	7,233,055

Information Technology	9.6	6,733,977

Consumer Discretionary	9.4	6,560,538

Materials	9.1	6,407,074

Health Care	9.1	6,343,484

Communication Services	8.6	6,023,190

Real Estate	8.2	5,721,171

Utilities	7.1	4,951,587

Energy	5.3	3,747,359

Short-Term Investments	0.3	207,578

Total Investments	98.6%	$69,099,488

Abbreviations:

ADR	–	American Depositary Receipt

CDI	–	CHESS Depositary Interest

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

Currency Abbreviations:

SGD	–	Singapore Dollar

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $63,122,470)	$68,891,910

Affiliated investment, at value (identified cost, $207,565)	207,578

Foreign currency, at value (identified cost, $270,724)	268,988

Dividends receivable	219,880

Dividends receivable from affiliated investment	389

Receivable for investments sold	120,359

Tax reclaims receivable	378,702

Other assets	128,276

Total assets	$70,216,082

Liabilities

Payable for investments purchased	$21,155

Payable to affiliates:

Investment adviser fee	28,699

Trustees’ fees	346

Accrued expenses	61,819

Total liabilities	$112,019

Net Assets applicable to investors’ interest in Portfolio	$70,104,063

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends (net of foreign taxes, $146,828)	$1,149,087

Dividends from affiliated investment	1,506

Total investment income	$1,150,593

Expenses

Investment adviser fee	$167,284

Trustees’ fees and expenses	2,071

Custodian fee	50,689

Legal and accounting services	26,096

Miscellaneous	4,499

Total expenses	$250,639

Net investment income	$899,954

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$160,506

Investment transactions — affiliated investment	(4)

Foreign currency transactions	(532)

Net realized gain	$159,970

Change in unrealized appreciation (depreciation) —

Investments	$3,883,943

Investments — affiliated investment	37

Foreign currency	(3,610)

Net change in unrealized appreciation (depreciation)	$3,880,370

Net realized and unrealized gain	$4,040,340

Net increase in net assets from operations	$4,940,294

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$899,954	$1,416,578

Net realized gain (loss)	159,970	(211,552)

Net change in unrealized appreciation (depreciation)	3,880,370	(5,289,631)

Net increase (decrease) in net assets from operations	$4,940,294	$(4,084,605)

Capital transactions —

Contributions	$2,579,718	$5,441,279

Withdrawals	(5,457,657)	(8,995,378)

Net decrease in net assets from capital transactions	$(2,877,939)	$(3,554,099)

Net increase (decrease) in net assets	$2,062,355	$(7,638,704)

Net Assets

At beginning of period	$68,041,708	$75,680,412

At end of period	$70,104,063	$68,041,708

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.75	%(2)	0.71%	0.68%	0.97%	0.92%	0.92%

Net investment income	2.69	%(2)	1.90%	2.30%	2.19%	2.06%	2.55	%(3)

Portfolio Turnover	1	%(4)	30%	26%	14%	11%	53%

Total Return	7.69	%(4)	(5.77)%	22.05%	0.74%	0.31%	1.30%

Net assets, end of period (000’s omitted)	$70,104		$68,042	$75,680	$65,395	$71,918	$111,032

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes special dividends equal to 0.41% of average daily net assets.

(4)	Not annualized.

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 52.8% and 47.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

30

Tax-Managed International Equity Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $167,284 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $909,612 and $3,184,448, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,552,699

Gross unrealized appreciation	$11,150,573

Gross unrealized depreciation	(5,603,784)

Net unrealized appreciation	$5,546,789

31

Tax-Managed International Equity Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$467,344	$20,030,798		$15,745	$20,513,887

Developed Europe	962,271	45,936,756		—	46,899,027

Developed Middle East	206,362	1,249,815		—	1,456,177

North America	22,819	—		—	22,819

Total Common Stocks	$1,658,796	$67,217,369	**	$15,745	$68,891,910

Rights	$—	$—		$0	$0

Warrants	—	0		—	0

Short-Term Investments	—	207,578		—	207,578

Total Investments	$1,658,796	$67,424,947		$15,745	$69,099,488

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

32

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

33

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Portfolio, including their respective fee structures, is in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and

34

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

35

Parametric

Tax-Managed International Equity Fund

April 30, 2019

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689     4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 24, 2019